MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated January 30, 2023 to:

●	the Summary Prospectuses dated March 1, 2022 for the Series (the “Summary Prospectuses”), as supplemented April 4, 2022 and September 21, 2022 for the Pro-Blend Series and April 4, 2022 for the Equity Series and Overseas Series; and
●	the Prospectuses dated March 1, 2022 for the Series (the “Prospectuses”), as supplemented April 4, 2022 and September 21, 2022 for the Pro-Blend Series and April 4, 2022 for the Equity Series and Overseas Series.

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectuses, and should be read in conjunction with the Summary Prospectuses and the Prospectuses.

Effective January 30, 2023 (the “Effective Date”), the portfolio management teams of the Series will change as follows:

1.	Ebrahim Busheri, CFA® will no longer serve as a member of the Pro-Blend Series, Equity Series, and Overseas Series’ portfolio management teams.

2.	Jay M. Welles will become a member of the Pro-Blend Series’ portfolio management teams.

Accordingly, as of the Effective Date, the Summary Prospectuses and the Prospectuses are hereby supplemented and revised as follows:

1.	The disclosure relating to Mr. Busheri in the “Portfolio Managers” section of the Pro-Blend Series Summary Prospectuses, and the corresponding section of the Pro-Blend Series Prospectus, is hereby deleted and replaced by the following:

Jay M. Welles, CFA®

Head of Core Equities, Managing Director of Technology Group, has managed the Series since 2023.

2.	The disclosure relating to Mr. Busheri in the “Portfolio Managers” sub-section in the “Management” section of the Pro-Blend Series Prospectus is hereby deleted and replaced by the following:

Jay M. Welles, CFA®, Head of Core Equities, Managing Director of Technology Group

Joined the Advisor in 2000. Head of Core Equities since 2023. Managing Director of Technology Group since 2015. Member of the Series’ Portfolio Management Team since 2023.

3.	All references to Mr. Busheri in the “Portfolio Managers” section of the Equity Series and Overseas Series Summary Prospectuses, and the corresponding section of the Equity Series and Overseas Series Prospectuses, are hereby deleted.

4.	The disclosure relating to Mr. Welles in the “Portfolio Managers” section of the Equity Series Summary Prospectus, and the corresponding section of the Equity Series Prospectus, is hereby deleted and replaced by the following:

Jay M. Welles, CFA®

Head of Core Equities, Managing Director of Technology Group, has managed the Series since 2015.

5.	The disclosure relating to Mr. Welles in the “Portfolio Managers” section of the Overseas Series Summary Prospectus, and the corresponding section of the Overseas Series Prospectus, is hereby deleted and replaced by the following:

Jay M. Welles, CFA®

Head of Core Equities, Managing Director of Technology Group, has managed the Series since 2019.

6.	The disclosure relating to Mr. Welles in the “Portfolio Managers” sub-section in the “Management” section of the Equity Series Prospectus is hereby deleted and replaced by the following:

Jay M. Welles, CFA®, Head of Core Equities, Managing Director of Technology Group

Joined the Advisor in 2000. Head of Core Equities since 2023; Managing Director of Technology Group since 2015. Member of the Series’ Portfolio Management Team since 2015.

7.	The disclosure relating to Mr. Welles in the “Portfolio Managers” sub-section in the “Management” section of the Overseas Series Prospectus is hereby deleted and replaced by the following:

Jay M. Welles, CFA®, Head of Core Equities, Managing Director of Technology Group
Joined the Advisor in 2000. Head of Core Equities since 2023; Managing Director of Technology Group since 2015. Member of the Series’ Portfolio Management Team since 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN Supp 1.30.23